Equipment net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of loan repayment			A repayment of loan schedule was $1,977 per month for the 72 months with an interest rate of $10.84%		The loan repayment is $1,898 per month for the first 36 months and then $2,590 per month for 30 months with an interest rate of $11.54%
Repayments of debt			$ 101,478		$ 32,462
Interest paid			4,629		9,157
Purchased a vehicle			608,495
Financing loan purchase			291,528
Transfer from inventory to property and equipment			95,297
Repayment of financing loan			104,732
Interest paid			955
Current Portion of Long-Term Debt					96,849
Depreciation	$ 28,071	$ 472	$ 55,751	$ 1,406	16,081	$ 1,263
Property, Plant, and Equipment					$ 120,155
October 2025 60 Months [Member]
Description of loan repayment			A repayment of loan schedule is $2,021 per month for 60 months, beginning October 2025, with an interest rate of 11.33%
October 2025 48 Months [Member]
Description of loan repayment			A repayment of loan schedule is $2,083 per month for 48 months, beginning October 2025, with an interest rate of 11.90%